Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		18 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025	May 31, 2026
C000014470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Investor Class/OCMGX)
Accumulated Value	$ 9,547		$ 9,160	$ 9,246	$ 7,559	$ 11,842	$ 17,543	$ 17,377	$ 14,031	$ 15,029	$ 20,360	$ 45,420	$ 53,824
C000101831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OCM Gold Fund (Atlas Class/OCMAX)
Accumulated Value	10,000		9,635	9,810	8,063	12,783	19,097	19,017	15,442	16,627	22,649	50,798	60,343
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	10,000		9,932	9,933	8,126	12,171	17,310	16,999	16,091	16,712	21,431	48,131	54,601
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000		$ 10,601	$ 13,026	$ 13,843	$ 16,073	$ 18,879	$ 24,150	$ 21,925	$ 24,960	$ 33,419	$ 38,432	$ 42,788